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                       SUPPLEMENT DATED JUNE 27, 2013 TO

                       PROSPECTUS DATED MAY 1, 2013 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

Under the "Subaccounts" section of your variable annuity prospectus, the Adviser (and Sub-Adviser) information for The Prudential Series Fund -- SP International Growth Portfolio -- Class II Shares is replaced with the following:

Prudential Investments LLC (subadvised by Neuberger Berman Management LLC).




17959PRU SUPPA 06/27/13